Annual Total Returns (Vanguard Dividend Appreciation Index Fund - Investor Shares Retail) (Vanguard Dividend Appreciation Index Fund, Vanguard Dividend Appreciation Index Fund - Investor Shares)	12 Months Ended
Jan. 31, 2015
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Annual Total Return
2014	9.98%
2013	28.85%
2012	11.50%
2011	6.05%
2010	14.57%
2009	19.15%
2008	(26.56%)
2007	5.53%